Operating leases right-of-use assets - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 4,476
2022	4,291
2023	3,178
2024	2,570
2025	2,034
Thereafter	15,919
Total undiscounted cash flows	32,468
Less: imputed interest	(4,506)
Present value of operating lease liabilities	27,962
Less: current portion	(4,476)	$ (4,406)
Long term operating lease liabilities	$ 23,486	$ 13,118